Schedule of Components of Income Tax Expense (Details) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Deferred expense (benefit)
Change in Valuation Allowance						$ 6,100,000	$ 2,800,000
Income tax provision			$ 8,000	$ 13,000		11,000	$ 11,000
First Light Acquisition Group Inc [Member]
Current expense (benefit)
Federal						266,104
State						80,883
Deferred expense (benefit)
Federal					(373,152)	(921,893)
State					(84,226)	(208,085)
Change in Valuation Allowance					457,378	1,129,978
Income tax provision	$ 77,949		$ 143,424			$ 346,987